Employee benefits - Pension and other post-employment benefits	9 Months Ended
Jul. 31, 2025
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Employee benefits - Pension and other post-employment benefits

Note 8 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in OCI:
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Current service costs	$53	$47	$9	$9
Past service costs	–	–	–	(6)
Net interest expense (income)	(41)	(37)	18	20
Remeasurements of other long-term benefits	–	–	2	(5)
Administrative expense	6	5	–	–
Defined benefit pension expense	18	15	29	18
Defined contribution pension expense	143	115	–	–
	$161	$130	$29	$18

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Current service costs	$157	$140	$25	$25
Past service costs	49	–	–	(6)
Net interest expense (income)	(122)	(112)	57	60
Remeasurements of other long-term benefits	–	–	7	4
Administrative expense	17	13	–	–
Defined benefit pension expense	101	41	89	83
Defined contribution pension expense	431	319	–	–
	$532	$360	$89	$83
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(150)	$658	$(14)	$68
Experience adjustments	–	–	3	3
Return on plan assets (excluding interest based on discount rate)	(222)	(785)	–	–
	$(372)	$(127)	$(11)	$71

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(333)	$1,381	$(28)	$138
Experience adjustments	(1)	–	1	3
Return on plan assets (excluding interest based on discount rate)	(90)	(1,789)	–	–
	$(424)	$(408)	$(27)	$141

(1)
Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.